SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM BORROWINGS

Short-term borrowings consisted of the following:

	Annual Interest	Maturity	Guarantee	As of June 30,
	Rate	Date	Information	2025	2024
Bank of Nanjing	3.20%	March 25, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	$1,393,155	$-
Bank of Communications	2.90%	March 23, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	837,568	-
Bank of Communications	3.20%	June 5, 2026	YLAN & Mr. Chuanbo Jiang	837,568	-
China Construction Bank (i)	3.95%	July 29, 2025	Intellectual property	697,973	-
Industrial and Commercial Bank of China	3.10%	December 10, 2025	Changzhou Zhongshan Intelligent Equipment Co., Ltd. & Mr. Chuanbo Jiang	697,973	-
Bank of Nanjing (ii)	3.80%	September 12, 2025	Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	614,216
Bank of Suzhou	From 3.30% to 3.70%	From January 6, 2026 to May 8, 2026	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	558,378	-
Bank of Nanjing	3.80%	From September 14, 2024 to March 26, 2025	Jiangsu Wujin Credit Financing Guarantee Co., Ltd.& Taizhou Guoxin Financing Guarantee Co., Ltd.& Mr. Chuanbo Jiang	-	1,926,464
Bank of Communications	3.65%	March 20, 2025	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.& Mr. Chuanbo Jiang	-	825,627
China Construction Bank	3.95%	July 20, 2024	Intellectual Property	-	550,418
Bank of Jiangsu	4.00%	July 19, 2024	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang	-	412,814
Bank of Suzhou	3.70%	April 15, 2025	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.	-	412,814
Jiangnan Rural Commercial Bank	3.95%	November 10, 2024	Changzhou Zhongshan Intelligent Equipment Co., Ltd.& Mr. Chuanbo Jiang	-	206,407
Total				$5,636,831	$4,334,544

(i)	The principal of the borrowing is RMB5,000,000 (approximately $697,973). Subsequently in July 2025, the Company repaid RMB50,000 (approximately $6,980) and reborrowed RMB4,950,000 (approximately $690,993) in total of the borrowing.

(ii)	The principal of the borrowing is RMB4,400,000 (approximately $614,216). Subsequently in September 2025, the Company repaid this loan and reborrowed.